ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Accrued expenses and other current liabilities
Accrued payroll and welfare	$ 22,537	$ 13,391
Acquisitions consideration payable	5,719	6,436
Interest expense payable	8,633	13,116
Other taxes payable	7,378	4,209
Accrued rental expense	7,330	6,640
Accrued social insurance	4,018	3,650
Accrued professional fee	4,556	3,196
Accrued outsourcing cost	3,465	1,892
Dividend payable		279
Other payables	12,950	6,469
Total	76,586	59,278
Beijing Tianzhikangjian
Accrued expenses and other current liabilities
Acquisitions consideration payable	1,881	1,714
Xi'an iKang Guobin
Accrued expenses and other current liabilities
Acquisitions consideration payable	1,196	2,626
Yantai Hongkang
Accrued expenses and other current liabilities
Acquisitions consideration payable	748	718
Fujian iKang
Accrued expenses and other current liabilities
Acquisitions consideration payable	461
Others
Accrued expenses and other current liabilities
Acquisitions consideration payable	$ 1,433	$ 1,378